Future Amortization Expenses for Net Carrying Amount of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Year 2013	$ 1,814
Year 2014	1,700
Year 2015	497
Year 2016	50
Intangible assets with definite life, Net carrying amount	$ 4,061	$ 657